CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
FROM OPERATIONS
Investment income, net	$ 423.1	$ 423.2	$ 500.5
Net realized loss on investments	(105.7)	(197.8)	(282.2)
Net change in unrealized appreciation (depreciation) on investments and mortgage loans payable	1,181.7	954.8	(3,330.3)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,499.1	1,180.2	(3,112.0)
FROM PARTICIPANT TRANSACTIONS
Premiums	2,321.0	2,594.5	1,065.8
Purchase of Liquidity Units by TIAA			1,058.7
Annuity payments	(24.3)	(19.1)	(26.9)
Withdrawals and death benefits	(1,071.7)	(832.4)	(2,614.6)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	1,225.0	1,743.0	(517.0)
NET INCREASE (DECREASE) IN NET ASSETS	2,724.1	2,923.2	(3,629.0)
NET ASSETS
Beginning of year	10,803.1	7,879.9	11,508.9
End of year	$ 13,527.2	$ 10,803.1	$ 7,879.9